UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

Cash Account Trust-Money Market Portfolio
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 9.6%
Banco del Estado de Chile:
0.26%, 5/12/2014	3,000,000	3,000,000
0.26%, 5/14/2014	4,000,000	4,000,000
Bank of America NA, 0.19%, 5/1/2014	1,800,000	1,800,000
Bank of Nova Scotia, 0.23%, 6/2/2014	3,000,000	3,000,000
Credit Suisse, 0.26%, 3/18/2014	3,000,000	3,000,374
Fortis Bank SA, 0.175%, 4/1/2014	3,250,000	3,250,027
Mitsubishi UFJ Trust & Banking Corp., 0.2%, 5/2/2014	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.:
0.21%, 4/15/2014	2,000,000	2,000,000
0.22%, 2/26/2014	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.:
0.21%, 2/18/2014	5,000,000	5,000,000
0.21%, 4/7/2014	2,000,000	2,000,000

Total Certificates of Deposit and Bank Notes (Cost $33,050,401)		33,050,401
Commercial Paper 59.1%
Issued at Discount ** 52.2%
Albion Capital Corp. SA:
0.13%, 2/7/2014	7,000,000	6,999,848
0.16%, 2/26/2014	1,700,000	1,699,811
Antalis U.S. Funding Corp., 144A, 0.1%, 2/4/2014	12,000,000	11,999,900
ASB Finance Ltd., 0.22%, 4/3/2014	4,000,000	3,998,509
Bank Nederlandse Gemeenten, 0.22%, 6/17/2014	1,500,000	1,498,753
Bedford Row Funding Corp.:
144A, 0.31%, 10/27/2014	1,500,000	1,496,538
144A, 0.32%, 12/17/2014	4,000,000	3,988,658
BNZ International Funding Ltd., 144A, 0.17%, 3/5/2014	2,000,000	1,999,698
Caisse Centrale Desjardins:
0.175%, 2/19/2014	4,500,000	4,499,606
0.19%, 3/5/2014	972,000	971,836
Caisse des Depots et Consignations, 144A, 0.2%, 3/24/2014	2,500,000	2,499,292
Collateralized Commercial Paper Co., LLC:
0.22%, 3/17/2014	1,000,000	999,731
0.22%, 4/15/2014	2,000,000	1,999,108
Collateralized Commercial Paper II Co., LLC, 144A, 0.22%, 2/5/2014	4,000,000	3,999,902
CPPIB Capital, Inc.:
0.3%, 2/11/2015	1,200,000	1,196,250
0.3%, 2/17/2015	1,000,000	996,825
DBS Bank Ltd., 144A, 0.235%, 3/11/2014	1,500,000	1,499,628
Dexia Credit Local, 0.33%, 8/18/2014	1,500,000	1,497,277
DNB Bank ASA, 0.24%, 3/5/2014	3,000,000	2,999,360
Erste Abwicklungsanstalt, 144A, 0.17%, 4/24/2014	2,000,000	1,999,226
General Electric Capital Corp.:
0.05%, 2/3/2014	10,000,000	9,999,972
0.23%, 3/4/2014	5,000,000	4,999,010
Hannover Funding Co., LLC:
0.16%, 2/20/2014	5,000,000	4,999,565
0.16%, 2/28/2014	3,000,000	2,999,640
0.2%, 3/12/2014	2,000,000	1,999,567
Kells Funding LLC:
144A, 0.23%, 2/19/2014	5,000,000	4,999,425
144A, 0.235%, 2/19/2014	5,000,000	4,999,412
Kreditanstalt Fuer Wiederaufbau, 144A, 0.12%, 4/4/2014	2,000,000	1,999,587
LMA Americas LLC:
144A, 0.16%, 2/24/2014	5,000,000	4,999,489
144A, 0.17%, 2/10/2014	3,500,000	3,499,851
Macquarie Bank Ltd., 144A, 0.215%, 3/4/2014	2,500,000	2,499,537
Manhattan Asset Funding Co., LLC, 144A, 0.16%, 2/11/2014	3,000,000	2,999,867
MetLife Short Term Funding LLC:
144A, 0.21%, 6/2/2014	3,500,000	3,497,530
144A, 0.24%, 2/27/2014	3,000,000	2,999,480
Natixis U.S. Finance Co., LLC, 0.1%, 2/3/2014	8,000,000	7,999,955
Nordea Bank AB, 0.22%, 3/24/2014	2,250,000	2,249,299
NRW.Bank, 0.069%, 2/5/2014	10,000,000	9,999,922
Old Line Funding LLC, 144A, 0.23%, 6/5/2014	2,000,000	1,998,416
Oversea-Chinese Banking Corp., Ltd., 0.25%, 3/5/2014	3,000,000	2,999,347
Regency Markets No. 1 LLC, 144A, 0.13%, 2/7/2014	7,500,000	7,499,837
Skandinaviska Enskilda Banken AB, 0.28%, 5/8/2014	1,500,000	1,498,880
Standard Chartered Bank:
0.26%, 2/4/2014	3,000,000	2,999,935
0.27%, 5/19/2014	6,000,000	5,995,185
0.29%, 5/1/2014	3,300,000	3,297,634
Swedbank AB:
0.24%, 5/8/2014	2,500,000	2,498,400
0.255%, 5/7/2014	3,500,000	3,497,645
Sydney Capital Corp., 144A, 0.19%, 4/24/2014	2,000,000	1,999,134
United Overseas Bank Ltd., 0.24%, 7/14/2014	2,500,000	2,497,283
UOB Funding LLC, 0.24%, 4/10/2014	2,450,000	2,448,889
VW Credit, Inc., 144A, 0.22%, 2/4/2014	706,000	705,987
Working Capital Management Co., 144A, 0.2%, 3/11/2014	2,000,000	1,999,578

		178,517,014
Issued at Par * 6.9%
ASB Finance Ltd.:
144A, 0.25%, 6/11/2014	1,000,000	1,000,000
144A, 0.277%, 10/9/2014	2,000,000	1,999,903
Australia & New Zealand Banking Group Ltd., 144A, 0.154%, 4/7/2014	4,000,000	3,999,640
Bank of Nova Scotia, 0.25%, 1/13/2015	3,000,000	3,000,000
BNZ International Funding Ltd., 144A, 0.257%, 1/20/2015	1,750,000	1,750,000
Caisse Centrale Desjardins, 144A, 0.238%, 1/26/2015	1,750,000	1,749,828
Kells Funding LLC:
144A, 0.238%, 10/22/2014	1,500,000	1,499,876
144A, 0.238%, 10/28/2014	3,500,000	3,500,000
PNC Bank NA, 0.25%, 4/23/2014	5,000,000	5,000,000

		23,499,247

Total Commercial Paper (Cost $202,016,261)		202,016,261
Short-Term Notes * 12.9%
Bank of Nova Scotia, 0.25%, 9/3/2014	2,000,000	2,000,000
Commonwealth Bank of Australia:
144A, 0.23%, 6/11/2014	4,500,000	4,500,000
144A, 0.516%, 1/29/2015	2,000,000	2,005,416
Kommunalbanken AS, 144A, 0.14%, 2/26/2014	7,500,000	7,500,000
Rabobank Nederland NV, 144A, 0.518%, 8/16/2014	12,000,000	12,000,000
Royal Bank of Canada:
0.24%, 12/11/2014	3,000,000	3,000,000
0.29%, 2/28/2014	8,000,000	8,000,000
Svenska Handelsbanken AB, 144A, 0.326%, 10/3/2014	4,000,000	4,000,000
Wells Fargo Bank NA, 0.24%, 12/10/2014	1,000,000	1,000,000

Total Short-Term Notes (Cost $44,005,416)		44,005,416
Government & Agency Obligations 5.9%
U.S. Government Sponsored Agencies 3.5%
Federal Farm Credit Bank:
0.137% *, 10/20/2014	2,500,000	2,500,102
0.144% *, 10/29/2014	4,000,000	4,000,454
Federal Home Loan Bank, 0.142% **, 2/18/2014	3,500,000	3,499,752
Federal National Mortgage Association, 0.139% **, 6/2/2014	2,000,000	1,999,059

		11,999,367
U.S. Treasury Obligations 2.4%
U.S. Treasury Notes:
0.1%, 1/31/2016	3,000,000	3,000,000
0.5%, 8/15/2014	3,500,000	3,506,547
2.625%, 7/31/2014	1,800,000	1,821,903

		8,328,450

Total Government & Agency Obligations (Cost $20,327,817)		20,327,817
Time Deposits 4.0%
Citibank NA, 0.08%, 2/3/2014	6,000,000	6,000,000
Credit Agricole Corporate & Investment Bank, 0.09%, 2/3/2014	2,594,455	2,594,455
Fortis Bank SA, 0.05%, 2/3/2014	5,000,000	5,000,000

Total Time Deposits (Cost $13,594,455)		13,594,455
Repurchase Agreements 8.5%
BNP Paribas, 0.22%, dated 12/23/2013, to be repurchased at $6,014,447 on 1/21/2015 (a)	6,000,000	6,000,000
JPMorgan Securities, Inc., 0.403%, dated 3/18/2013, to be repurchased at $8,032,704 on 3/18/2014 (b)	8,000,000	8,000,000
Nomura Securities International, 0.03%, dated 1/31/2014, to be repurchased at $10,000,025 on 2/3/2014 (c)	10,000,000	10,000,000
The Toronto-Dominion Bank, 0.08%, dated 1/31/2014, to be repurchased at $5,000,033 on 2/3/2014 (d)	5,000,000	5,000,000

Total Repurchase Agreements (Cost $29,000,000)		29,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $341,994,350) †	100.0	341,994,350
Other Assets and Liabilities, Net	0.0	(85,831)

Net Assets	100.0	341,908,519

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $341,994,350.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,653,355	AmeriCredit Automobile Receivables Trust	0.62	6/8/2017	4,660,117
979	Berkshire Hathaway Finance Corp.	4.85	1/15/2015	1,023
1,508,150	International Business Machines Corp.	0.875	10/31/2014	1,518,860
Total Collateral Value				6,180,000

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,965,259	Mastr Asset Backed Securities Trust	0.458	5/25/2037	6,109,363
2,750,890	SLM Private Credit Student Loan Trust	0.543	6/15/2039	2,213,837
Total Collateral Value				8,323,200

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,315,760	Federal National Mortgage Association - Interest Only	1.013	8/25/2043	66,405
9,208,870	Government National Mortgage Association	5.0	8/20/2041	10,133,595
Total Collateral Value				10,200,000

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,178	Bottling Group LLC	6.95	3/15/2014	6,387
4,888	Royal Bank of Canada	3.125	4/14/2015	5,090
3,967	Siemens Financieringsmaatschappij NV	6.125	8/17/2026	4,852
901	Verizon Communications, Inc.	4.5	9/15/2020	986
4,568,836	Vodafone Group PLC	5.625	2/27/2017	5,255,407
Total Collateral Value				5,272,722

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2014in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$312,994,350	$—	$312,994,350
Repurchase Agreements	—	29,000,000	—	29,000,000

Total	$—	$341,994,350	$—	$341,994,350

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014